[COVER PAGE]


October 31, 1997


                                    PHOENIX
                                          FUNDS


                                SEMIANNUAL REPORT




                                                           o PHOENIX INCOME AND
                                                             GROWTH FUND




[LOGO] PHOENIX
       DUFF & PHELPS

Chairman's Message

Dear Fellow Shareholder,

     We're pleased to provide this report for Phoenix Income and Growth Fund for the six months ended October 31, 1997. This has been a remarkable time for the financial markets, particularly in terms of market volatility.

     During market extremes, your most important asset may be your financial adviser. Managing your investments in changing markets can be challenging, and your financial adviser knows some time-tested strategies that can help.

     Rebalancing your portfolio is one strategy to reduce risk. As the stock market has moved higher, your equity investments may have increased in value so that now they represent a higher percentage of your total portfolio than you originally intended. Your financial adviser may recommend a shift in asset allocation to bring your portfolio back in line with your investment goals and risk tolerance.

     Diversifying your portfolio can smooth the effects of volatility. Spreading your investments across a broad mix of securities, such as stocks and bonds, reduces risk. You can also diversify by investment style. For example, you may choose to balance an investment in growth stocks with a fund that focuses on value-oriented stocks.

     Dollar-cost averaging takes advantage of market fluctuations. In a systematic savings plan, you'll buy fewer shares when prices are high and more when prices fall. Periodic investments don't ensure a profit, however, and you should consider your ability to continually make purchases.

     On behalf of Phoenix Funds, I want to thank you for investing with us and assure you that we will continue to work hard to help you meet your investment needs.


                                  Sincerely,


                                  /s/ Philip R. McLoughlin


                                  Philip R. McLoughlin
                                  President and Chairman
                                  Phoenix Funds

                         PHOENIX INCOME AND GROWTH FUND

INVESTOR PROFILE

     Phoenix Income and Growth Fund is designed for risk-averse investors seeking current yield and conservation of capital as well as the potential for long-term capital appreciation.

INVESTMENT ADVISER'S REPORT

     For the six months ended October 31, 1997, Phoenix Income and Growth Fund Class A and B shares posted double-digit returns of 11.29% and 10.96%, respectively, in line with the 11.26% return of its benchmark, a composite index consisting of 55% Standard & Poor's 500 Index, 35% Lehman Brothers Aggregate Bond Index and 10% 90-day T-bills. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Several factors contributed to the Fund's strong performance during this latest reporting cycle, especially our focus on energy technology issues, such as Nabors Industries, Diamond Offshore Drilling and Noble Drilling. Other positive contributors included an overweighted position in the strongly performing cable industry as well as some individual holdings, such as Rite Aid and Home Depot. Lastly, with interest rates trending lower since mid-April, our decision to increase the duration of the fixed-income portion of the Fund proved beneficial.

OUTLOOK

     Although market valuation levels have risen, the economy continues to grow at a moderate pace, inflation remains benign and the outlook for overall corporate earnings is still good. Stock selection remains focused on large- and mid-capitalization firms that possess above-average earnings growth potential, superior management and positive industry fundamentals. We are currently emphasizing the energy and health-care sectors, which we believe will continue to provide good long-term growth opportunities. As always, we remain committed to the Fund's overall objective of providing low-risk equity exposure.

     The fixed-income segment of the Fund is well- diversified in a number of traditional and non-traditional sectors, and our long-term outlook for the market remains positive. The average credit quality is "AA," and duration is approximately 7.15 years, slightly longer than our benchmark, the Lehman Brothers Aggregate Bond Index. As of October 31, 1997, the asset allocation was 60% equities, 30% fixed-income and 10% cash equivalents.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                        INVESTMENTS AT OCTOBER 31, 1997
                                  (Unaudited)




                                        STANDARD    PAR
                                        & POOR'S   VALUE
                                         RATING    (000)        VALUE
                                       ---------- --------- -------------
U.S. GOVERNMENT AND AGENCY SECURITIES--11.6%
U.S. Treasury Bonds--7.0%
 U.S. Treasury Bonds 7.25%,
    8/15/04   ........................   AAA       $20,300   $21,868,987
 U.S. Treasury Strip, I.O., 0%,
    5/15/17   ........................   AAA        10,000     2,965,900
 U.S. Treasury Strip, I.O., 0%,
    2/15/18   ........................   AAA        15,000     4,237,650
 U.S. Treasury Strip, I.O., 0%,
    8/15/21   ........................   AAA        46,000    10,424,520
 U.S. Treasury Bonds 6.25%,
    8/15/23 (e)  .....................   AAA        13,500    13,524,435
 U.S. Treasury Bonds 6.625%,
    2/15/27   ........................   AAA         5,000     5,300,000
                                                             -----------
                                                              58,321,492
                                                             -----------
U.S. Treasury Notes--1.2%
 U.S. Treasury Notes 6.25%,
    8/31/02   ........................   AAA         2,500     2,546,025
 U.S. Treasury Notes 6.625%,
    5/15/07   ........................   AAA         4,500     4,739,062
 U.S. Treasury Notes 6.125%,
    8/15/07   ........................   AAA         2,500     2,554,688
                                                             -----------
                                                               9,839,775
                                                             -----------
Agency Mortgage-Backed Securities--3.4%
 GNMA 6.50%, '23-'24   ...............   AAA        28,613    28,445,728
                                                             -----------
TOTAL U.S. GOVERNMENT AND AGENCY
 SECURITIES
 (Identified cost $92,762,593)...........................     96,606,995
                                                             -----------
NON-CONVERTIBLE BONDS--15.3%
Asset-Backed Securities--1.6%
 AESOP Funding II LLC 144A
    97-1, A2 6.40%, 10/20/03 (b)   ...   AAA         5,000     5,035,938
 Associates Manufactured Housing
    97-2, A6 7.075%, 3/15/28 .........   AAA         1,500     1,507,500
 Fleetwood Credit Corp. 96-B, A
    6.90%, 3/15/12  ..................   AAA         2,081     2,108,343
 Green Tree Financial Corp. 96-2,
    M1 7.60%, 4/15/27  ...............   AA-         3,325     3,492,289
 Green Tree Financial Corp. 96-4,
    A6 7.40%, 6/15/27  ...............   AAA         1,515     1,565,184
                                                             -----------
                                                              13,709,254
                                                             -----------
Communications Equipment--1.0%
 Rogers Cablesystems Ltd. 9.625%,
    8/1/02 ...........................   BB+         8,000     8,520,000
                                                             -----------
Health Care (Hospital Management)--0.7%
 Tenet Healthcare Corp. Sr. Note
    9.625%, 9/1/02  ..................   BB          5,000     5,487,500
                                                             -----------


                                        STANDARD    PAR
                                        & POOR'S   VALUE
                                         RATING    (000)        VALUE
                                       ---------- --------- -------------
Leisure Time (Products)--1.6%
 Turner Broadcasting 8.375%,
    7/1/13 ...........................   BBB-      $ 3,000   $ 3,288,630
 Viacom International Subordinate
    Debenture 8%, 7/7/06  ............   BB-        10,000     9,800,000
                                                             -----------
                                                              13,088,630
                                                             -----------
Lodging & Restaurants--0.6%
 Host Marriott Travel Plaza, Inc.
    9.50%, 5/15/05  ..................   BB-         5,000     5,275,000
                                                             -----------
Non-Agency Mortgage-Backed Securities--7.7%
 DLJ Mortgage Acceptance Corp.
    97-CF2, B2 144A 7.14%,
    11/15/08 (b) .....................   BBB-        5,000     5,009,375
 DLJ Mortgage Acceptance Corp.
    96-CF1, AIB 144A 7.58%,
    3/31/28 (b)  .....................   AAA         1,400     1,492,313
 First Union Lehman Bros. 97-C1,
    B 7.43%, 4/18/29   ...............   Aa(d)       2,500     2,623,047
 G.E. Capital Mortgage Services,
    Inc. 94-9, M 6.50%, 2/25/24 ......   AA         11,497    11,044,484
 G.E. Capital Mortgage Services,
    Inc. 96-8, M 7.25%, 5/25/26 ......   AA            493       499,877
 Lehman Large Loan 97-LL1, B
    6.95%, 3/12/07  ..................   AA          4,340     4,428,834
 Nationslink Funding Corp. 96-1, B
    7.69%, 12/20/05 ..................   AA          1,500     1,586,016
 Prudential Home Mortgage
    Securities 94-15, M 6.80%,
    5/25/24   ........................   Aa(d)       8,410     8,320,393
 Prudential Home Mortgage
    Securities 96-A, B1 7.958%,
    5/28/26   ........................   NR          2,525     2,376,656
 Residential Asset Securitization
    Trust 96-A8, A1 8%, 12/25/26  ....   AAA         2,914     2,972,477
 Residential Funding Mortgage
    Securities I 96-S1, A11 7.10%,
    1/25/26   ........................   AAA         2,800     2,838,500
 Residential Funding Mortgage
    Securities I 96-S4, M1 7.25%,
    2/25/26   ........................   AA          3,939     3,961,939
 Resolution Trust Corp. 92-C8, D
    8.835%, 12/25/23   ...............   BBB-        7,040     7,140,849
 Securitized Asset Sales, Inc. 93-J,
    2B 6.808%, 11/28/23   ............   A(d)        4,429     4,329,275
 Structured Asset Securities Corp.
    95-C4, B 7%, 6/25/26  ............   AA          5,198     5,267,550
                                                             -----------
                                                              63,891,585
                                                             -----------


                       See Notes to Financial Statements.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                                        STANDARD    PAR
                                        & POOR'S   VALUE
                                         RATING    (000)        VALUE
                                       ---------- --------- --------------
Paper & Forest Products--0.6%
 Buckeye Cellulose Corp. 8.50%,
    12/15/05  ........................   BB-       $ 5,000   $  5,137,500
                                                             ------------
Publishing, Broadcasting, Printing & Cable--0.3%
 Cablevision Systems Corp.
    9.875%, 5/15/06 ..................   BB-         2,500      2,662,500
                                                             ------------
REITS--0.4%
 Meditrust Corp. Notes 7.375%,
    7/15/00   ........................   BBB-        3,000      3,057,660
                                                             ------------
Textiles (Apparel)--0.6%
 Westpoint Stevens 8.75%,
    12/15/01  ........................   BB-         5,000      5,200,000
                                                             ------------
Truckers--0.2%
 Teekay Shipping Corp. 8.32%,
    2/1/08 ...........................   BB          1,645      1,694,350
                                                             ------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $123,753,060)  ........................     127,723,979
                                                             ------------
FOREIGN NON-CONVERTIBLE BONDS--0.3%
Chile--0.3%
 Compania Sud Amer Vapore
    7.375%, 12/8/03 ..................   BBB           580        573,475
 Petropower I Funding Trust 144A
    7.36%, 2/15/14 (b) ...............   BBB         2,400      2,372,352
                                                             ------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $2,968,390) ...........................       2,945,827
                                                             ------------
MUNICIPAL BONDS--2.8%
California--2.8%
 Kern County Pension Obligation
    Taxable 7.26%, 8/15/14   .........   AAA         4,350      4,518,127
 Long Beach Pension Obligation
    Taxable 6.87%, 9/1/06 ............   AAA         3,000      3,072,120
 Orange County Pension Series A
    Taxable 7.62%, 9/1/08 ............   AAA         4,520      4,865,916
 Sacramento County Pension 95-A
    Taxable 6.625%, 8/15/06  .........   AAA         3,400      3,426,214
 San Bernardino County Pension
    Obligation Revenue 6.87%,
    8/1/08 ...........................   AAA         1,335      1,369,643
 San Bernardino County Pension
    Obligation Revenue 6.94%,
    8/1/09 ...........................   AAA         3,625      3,731,430
 Ventura County Pension
    Obligation Taxable 6.54%,
    11/1/05   ........................   AAA         2,200      2,213,486
                                                             ------------
TOTAL MUNICIPAL BONDS
 (Identified cost $22,406,132)...........................      23,196,936
                                                             ------------
CONVERTIBLE BONDS--10.3%
Communications Equipment--0.1%
 BBN Corp. Cv. 6%, 4/1/12 ............   B(d)        1,000        965,000
                                                             ------------


                                        STANDARD    PAR
                                        & POOR'S   VALUE
                                         RATING    (000)        VALUE
                                       ---------- --------- --------------
Health Care (Hospital Management)--0.6%
 Tenet Healthcare Cv. 6%, 12/1/05  ...   B+        $ 5,000   $  4,875,000
                                                             ------------
Lodging--Hotels--0.1%
 Capstar Hotel Cv. 4.75%,
    10/15/04  ........................   B(d)        1,000      1,018,750
                                                             ------------
Metals Mining--0.2%
 Stillwater Mining Co. Cv. 7%,
    5/1/03 ...........................   NR          1,500      1,477,500
                                                             ------------
Office Equipment & Supplies--0.1%
 Comverse Technology Cv. 144A
    5.75%, 10/1/06 (b) ...............   NR          1,250      1,285,938
                                                             ------------
Oil & Gas (Drilling & Equipment)--2.7%
 Key Energy Group Cv. 144A 5%,
    9/15/04 (b)  .....................   NR          8,750      8,914,062
 Loews Corp. Cv. 3.125%,
    9/15/07   ........................   A+          7,775      8,853,781
 Nabors Industries, Inc. Cv. 5%,
    5/15/06   ........................   BBB-        2,000      4,655,000
                                                             ------------
                                                               22,422,843
                                                             ------------
Oil & Gas (Exploration & Production)--1.3%
 Apache Corp. Cv. 144A 6%,
    1/15/02 (b)  .....................   BBB         7,750     10,656,250
                                                             ------------
Publishing (Newspapers)--0.4%
 Times Mirror Co. Cv. 144A 0%,
    4/15/17 (b)  .....................   A           7,500      3,018,750
                                                             ------------
REITS--0.2%
 Health Care Property, Inc. Cv.
    144A 6%, 11/8/00 (b)  ............   BBB         1,500      1,500,000
                                                             ------------
Retail (Drug Stores)--3.0%
 Rite Aid Corp. Cv. 144A 5.25%,
    9/15/02 (b)  .....................   BBB        23,500     25,203,750
                                                             ------------
Retail (General Merchandise)--0.7%
 Home Depot, Inc. Cv. 3.25%,
    10/1/01   ........................   A+          2,000      2,575,000
 Pep Boys Cv. 0%, 9/20/11 ............   BBB         6,000      3,217,500
                                                             ------------
                                                                5,792,500
                                                             ------------
Services (Advertising/Marketing)--0.4%
 Interpublic Group Cv. 144A
    1.80%, 9/16/04 (b) ...............   NR          3,700      3,010,875
                                                             ------------
Telecommunications (Cellular/Wireless)--0.1%
 Itron, Inc. Cv. 144A 6.75%,
    3/31/04 (b)  .....................   NR          1,000      1,110,000
                                                             ------------
Waste Management--0.4%
 WMX Technologies, Inc.
    Subordinate Notes Cv. 2%,
    1/24/05   ........................   BBB+        4,350      3,588,750
                                                             ------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $80,303,959) ............................    85,925,906
                                                             ------------

                       See Notes to Financial Statements.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                                   STANDARD   PAR
                                   & POOR'S   VALUE
                                    RATING    (000)       VALUE
                                  ---------- -------- ------------
FOREIGN CONVERTIBLE BONDS--2.3%
Germany--0.1%
 Volkswagen Cv. 144A 3%, 1/24/02
    (b)  ........................   A+        $1,000   $ 1,172,500
                                                       -----------
Switzerland--0.9%
 Roche Holdings, Inc. Cv. 144A
    0%, 5/6/12 (b)   ............   NR         5,500     2,392,500
 Sandoz Capital BVI Ltd. Cv. 144A
    2%, 10/6/02 (b)  ............   Aaa(d)     3,500     5,127,500
                                                       -----------
                                                         7,520,000
                                                       -----------
United Kingdom--1.3%
 Grand Metropolitan PLC Cv. 144A
    6.50%, 1/31/00 (b)  .........   A+         8,250    10,725,000
                                                       -----------
TOTAL FOREIGN CONVERTIBLE BONDS
 (Identified cost $15,169,617).....................     19,417,500
                                                       -----------


                                                     SHARES
                                                    --------
CONVERTIBLE PREFERRED STOCKS--9.7%
Broadcasting (Television, Radio & Cable)--1.3%
 Cablevision Systems Corp. Series I Cv. Pfd.
    8.50%   .......................................  117,700     3,678,125
 Merrill Lynch & Co. Series Cox (STRYPES)
    Cv. Pfd. 6%   .................................  141,100     3,827,338
 TCI Pacific Communications Cv. Pfd. 5%   .........   25,000     3,484,375
                                                                 ---------
                                                                10,989,838
                                                               -----------
Computers (Software & Services)--0.5%
 Microsoft Corp. Series A Cv. Pfd. $2.196 .........   50,500     4,456,625
                                                               -----------
Electric Companies--0.2%
 AES Trust I Series A (TECONS) Cv. Pfd.
    5.375%  .......................................   30,000     1,920,000
                                                               -----------
Electronics (Semiconductors)--0.2%
 Morgan Stanley Group, Inc. Series AMD
    (PERQS) Cv. Pfd. 10%   ........................   51,800     1,554,000
                                                               -----------
Lodging--Hotels--0.5%
 Host Marriott Financial Trust (QUIPS) Cv.
    Pfd. 144A 6.75% (b) ...........................   60,000     3,855,000
                                                               -----------
Machinery (Diversified)--0.6%
 Cooper Industries, Inc. (DECS) Cv. Pfd. 6%  ......  258,800     5,402,450
                                                               -----------
Metals Mining--0.8%
 Coeur d'Alene Cv. Pfd. 7% ........................  210,000     3,294,375
 Titanium Metals Cv. Pfd. 144A 6.625% (b) .........   30,000     1,560,000
 USX Corp. Cv. Pfd. 6.75%  ........................   75,000     1,687,500
                                                               -----------
                                                                 6,541,875
                                                               -----------
Natural Gas--0.5%
 MCN Energy Group, Inc. (PRIDES) Cv. Pfd.
    8.75%   .......................................  148,100     4,489,281
                                                               -----------
Oil (Domestic Integrated)--3.1%
 Occidental Petroleum Corp. Series 1993 Cv.
    Pfd. 144A $3.875 (b)...........................  415,000    25,781,875
                                                               -----------


                                                  SHARES      VALUE
                                                 --------- ------------
Oil & Gas (Drilling & Equipment)--0.2%
 EVI, Inc. Cv. Pfd. 144A 5% (b)  ...............   26,500   $ 1,334,938
                                                            -----------
REITS--0.2%
 Rouse Co. Series B Cv. Pfd. $3.00  ............   39,000     1,833,000
                                                            -----------
Savings & Loan Companies--0.6%
 Ahmanson (H. F.) & Co. Series D Cv. Pfd. 6% ...   40,000     4,840,000
                                                            -----------
Telephone--1.0%
 Morgan Stanley Group, Inc. Series TBR
    (PERQS) Cv. Pfd. 6% ........................   40,000     2,800,000
 US West, Inc. Series D Cv. Pfd. 4.50% .........   90,000     5,163,750
                                                            -----------
                                                              7,963,750
                                                            -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $71,760,840)  ........................     80,962,632
                                                            -----------
FOREIGN CONVERTIBLE PREFERRED STOCKS--0.3%
Banks (Major Regional)--0.3%
 WBK STRYPES Trust (STRYPES) Cv. Pfd.
    10% (Australia)  ...........................   80.000     2,480,000
                                                            -----------
TOTAL FOREIGN CONVERTIBLE
   PREFERRED STOCKS
   (Identified cost $2,508,000) ........................      2,480,000
                                                            -----------
PREFERRED STOCKS--3.0%
Insurance (Multi-Line)--0.5%
 Aon Corp. Pfd. 8%   ...........................  166,500     4,235,344
                                                            -----------
Natural Gas--0.7%
 Enron Capital (MIPS) Pfd. 8% ..................  225,000     5,625,000
                                                            -----------
Publishing--1.2%
 News Corp. Overseas Ltd. Series A Pfd.
    8.625%  ....................................  400,000     9,975,000
                                                            -----------
REITS--0.6%
 Home Ownership Funding 2, Step-down Pfd.
    144A 13.338% (b) ...........................    5,000     4,956,725
                                                            -----------
TOTAL PREFERRED STOCKS
 (Identified cost $25,213,458)  ........................     24,792,069
                                                            -----------
COMMON STOCKS--30.2%
Air Freight--0.5%
 Federal Express Corp. (c) .....................   64,700     4,318,725
                                                            -----------
Banks (Major Regional)--0.5%
 NationsBank Corp.   ...........................   66,900     4,005,638
                                                            -----------
Banks (Money Center)--1.0%
 BankAmerica Corp.   ...........................   38,900     2,781,350
 Chase Manhattan Corp.  ........................   23,800     2,745,925
 Citicorp   ....................................   20,700     2,588,794
                                                            -----------
                                                              8,116,069
                                                            -----------
Communications Equipment--0.3%
 Lucent Technologies, Inc. .....................   31,000     2,555,563
                                                            -----------
Computers (Hardware)--0.5%
 International Business Machines Corp. .........   45,100     4,422,619
                                                            -----------
Computers (Peripherals)--0.4%
 EMC Corp. (c) .................................   53,300     2,984,800
                                                            -----------


                       See Notes to Financial Statements.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                                                  SHARES       VALUE
                                                 --------- -------------
Consumer (Jewelry, Novelties & Gifts)--0.3%
 Jostens, Inc. .................................   98,000   $  2,284,625
                                                            ------------
Electric Companies--0.7%
 CMS Energy Corp. ..............................  150,000      5,475,000
                                                            ------------
Electronics (Instrumentation)--2.7%
 Perkin Elmer Corp.  ...........................  364,800     22,800,000
                                                            ------------
Health Care (Diversified)--1.0%
 McKesson Corp.   ..............................   40,000      4,292,500
 Warner-Lambert Co.  ...........................   29,200      4,181,075
                                                            ------------
                                                               8,473,575
                                                            ------------
Health Care (Drugs--Major Pharmaceuticals)--2.9%
 Lilly (Eli) & Co.   ...........................  132,600      8,867,625
 Merck & Co., Inc.   ...........................   50,000      4,462,500
 Pfizer, Inc.  .................................  148,100     10,478,075
                                                            ------------
                                                              23,808,200
                                                            ------------
Health Care (Medical Products & Supplies)--1.0%
 Baxter International, Inc.   ..................  106,600      4,930,250
 U.S. Surgical Corp. ...........................  119,125      3,208,930
                                                            ------------
                                                               8,139,180
                                                            ------------
Household Products (Non-Durables)--0.5%
 Colgate-Palmolive Co.  ........................   60,100      3,891,475
                                                            ------------
Insurance (Multi-Line)--1.0%
 Hartford Financial Services Group, Inc.  ......   55,300      4,479,300
 Travelers Group, Inc.  ........................   59,200      4,144,000
                                                            ------------
                                                               8,623,300
                                                            ------------
Insurance (Property--Casualty)--1.2%
 Allstate Corp.   ..............................   39,200      3,251,150
 Chubb Corp.   .................................  103,956      6,887,085
                                                            ------------
                                                              10,138,235
                                                            ------------
Machinery (Diversified)--0.5%
 Deere & Co.   .................................   77,600      4,083,700
                                                            ------------
Metals Mining--1.1%
 Stillwater Mining Co. (c) .....................  447,700      9,289,775
                                                            ------------
Natural Gas--4.0%
 Columbia Gas System, Inc. .....................  102,800      7,427,300
 Eastern Enterprises ...........................   50,000      1,959,375
 El Paso Natural Gas Co.   .....................  223,700     13,408,019
 KN Energy, Inc.  ..............................   51,800      2,253,300
 New Jersey Resources Corp.   ..................   58,300      1,887,462
 Pioneer Natural Resources Co.   ...............  115,672      4,634,115
 Washington Gas Light Co.  .....................   79,700      2,047,294
                                                            ------------
                                                              33,616,865
                                                            ------------
Oil (Domestic Integrated)--0.5%
 Forcenergy, Inc. (c)   ........................   61,500      2,006,438
 Noble Affiliates, Inc. ........................   50,000      2,053,125
                                                            ------------
                                                               4,059,563
                                                            ------------
Oil & Gas (Drilling & Equipment)--2.7%
 BJ Services Co. (c) ...........................   49,900      4,229,025
 Baker Hughes, Inc.  ...........................  132,600      6,091,312
 Diamond Offshore Drilling, Inc. ...............   53,500      3,330,375


                                                  SHARES       VALUE
                                                 --------- -------------
Oil & Gas (Drilling & Equipment)--continued
 Noble Drilling Corp. (c)  .....................  122,523   $  4,357,224
 Rowan Companies, Inc. (c) .....................  105,000      4,081,875
                                                            ------------
                                                              22,089,811
                                                            ------------
Oil & Gas (Exploration & Production)--2.4%
 Anadarko Petroleum Corp.  .....................   35,000      2,563,750
 Burlington Resources, Inc.   ..................   84,300      4,125,431
 Equitable Resources, Inc. .....................  168,400      5,357,225
 Newfield Exploration Co. (c) ..................  102,700      2,785,737
 United Meridian Corp. (c) .....................  150,700      5,114,381
                                                            ------------
                                                              19,946,524
                                                            ------------
REITS--1.1%
 IRT Property Co. ..............................  150,000      1,837,500
 Meditrust Corp.  ..............................   96,296      4,116,654
 Patriot American Hospitality, Inc. ............  110,000      3,630,000
                                                            ------------
                                                               9,584,154
                                                            ------------
Retail (Drug Stores)--0.5%
 Rite Aid Corp.   ..............................   75,651      4,491,778
                                                            ------------
Services (Advertising/Marketing)--0.5%
 Omnicom Group, Inc. ...........................   60,600      4,279,875
                                                            ------------
Telecommunications (Long Distance)--1.7%
 AT&T Corp. ....................................  291,100     14,245,706
                                                            ------------
Tobacco--0.7%
 Philip Morris Companies, Inc.   ...............  146,300      5,797,138
                                                            ------------
TOTAL COMMON STOCKS
 (Identified cost $220,455,849)  .........................   251,521,893
                                                            ------------
FOREIGN COMMON STOCKS--3.8%
Household Furn. & Appliances--0.6%
 Philips Electronics NV ADR NY Registered
    Shares (Netherlands)   .....................   66,400      5,204,100
                                                            ------------
Insurance (Multi-Line)--0.7%
 LaSalle Re Holdings Ltd. (Bermuda) ............   40,000      1,340,000
 Mid Ocean Ltd. (Bermuda)  .....................   20,000      1,297,500
 PartnerRe Ltd. (Bermuda)  .....................   35,000      1,435,000
 RenaissanceRe Holdings Ltd. (Bermuda) .........   30,000      1,305,000
                                                            ------------
                                                               5,377,500
                                                            ------------
Miscellaneous (Diversified)--0.5%
 Nordic American Tanker Shipping, Ltd.
    (Norway)   .................................  250,000      4,343,750
                                                            ------------
Oil (International Integrated)--0.3%
 Elf Aquitane Sponsored ADR (France)   .........   40,700      2,513,225
                                                            ------------
Railroads--0.5%
 Canadian Pacific Ltd. (Canada)  ...............  138,100      4,117,106
                                                            ------------
Telephone--1.2%
 BCE, Inc. (Canada)  ...........................  350,000      9,778,125
                                                            ------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $24,066,703).............................   31,333,806
                                                            ------------
TOTAL LONG-TERM INVESTMENTS--89.6%
 (Identified cost $681,368,601)  ..........................  746,907,543
                                                            ------------


                       See Notes to Financial Statements.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)           VALUE
                                ----------  ---------   ----------------
SHORT-TERM OBLIGATIONS--8.1%
Commercial Paper--8.1%
 Associates Corp. of North
    America 5.73%, 11/3/97  ...   A-1+       $   160      $      159,949
 Ciesco L.P. 5.70%, 11/3/97 ...   A-1+         6,985           6,982,788
 Corporate Asset Funding Co.,
    Inc. 5.70%, 11/3/97  ......   A-1+         9,320           9,317,049
 Pitney Bowes Credit Corp.
    5.57%, 11/4/97 ............   A-1+         8,805           8,800,913
 Schering Corp. 5.52%,
    11/4/97  ..................   A-1+         5,430           5,427,502
 BellSouth Telecommunications,
    Inc. 5.48%, 11/5/97  ......   A-1+         5,550           5,546,621
 Sara Lee Corp. 5.51%,
    11/5/97  ..................   A-1+           810             809,504
 Procter & Gamble Co. 5.58%,
    11/7/97  ..................   A-1+         1,440           1,438,661
 SBC Communications Capital
    Corp. 5.62%, 11/7/97 ......   A-1+         5,000           4,995,317


                                 STANDARD     PAR
                                 & POOR'S    VALUE
                                  RATING     (000)           VALUE
                                ----------  ---------   ----------------
Commercial Paper--continued
 General Re Corp. 5.50%,
    11/10/97 ..................   A-1+       $11,375      $   11,359,359
 Receivables Capital Corp.
    5.54%, 11/14/97   .........   A-1+         1,758           1,754,483
 AlliedSignal, Inc. 5.50%,
    11/25/97 ..................   A-1         10,000           9,963,333
 Greenwich Funding Corp.
    5.55%, 12/1/97 ............   A-1+           865             860,999
                                                          --------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $67,416,478) ..........................     67,416,478
                                                          --------------
TOTAL INVESTMENTS--97.7%
 (Identified cost $748,785,079)..........................    814,324,021(a)
 Cash and receivables, less liabilities--2.3% ...........     18,891,041
                                                          --------------
NET ASSETS--100.0% ...................................... $  833,215,062
                                                          ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $73,720,341 and gross depreciation of $8,735,128 for income tax purposes. At October 31, 1997, the aggregate cost of securities for federal income tax purposes was $749,338,808.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1997, these securities amount to a value of $125,515,641 or 15.1% of net assets.
(c) Non-income producing.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) All or a portion segregated as collateral.


                       See Notes to Financial Statements.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1997
                                  (Unaudited)


Assets
Investment securities at value
  (Identified cost $748,785,079)                          $814,324,021
Receivables
 Investment securities sold                                 19,230,914
 Interest and dividends                                      4,890,390
 Fund shares sold                                              489,495
                                                          ------------
  Total assets                                             838,934,820
                                                          ------------
Liabilities
Payables
 Custodian                                                      19,782
 Investment securities purchased                             3,564,208
 Fund shares repurchased                                       831,755
 Investment advisory fee                                       508,100
 Distribution fee                                              425,046
 Transfer agent fee                                            169,302
 Financial agent fee                                            21,674
 Trustees' fee                                                   4,939
Accrued expenses                                               174,952
                                                          ------------
  Total liabilities                                          5,719,758
                                                          ------------
Net Assets                                                $833,215,062
                                                          ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest          $667,849,094
Undistributed net investment income                          1,145,699
Accumulated net realized gain                               98,681,327
Net unrealized appreciation                                 65,538,942
                                                          ------------
Net Assets                                                $833,215,062
                                                          ============
Class A
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $460,387,791)                                 42,737,402

Net asset value per share                                 $      10.77
Offering price per share
 $10.77/(1 - 4.75%)                                       $      11.31

Class B
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $372,827,271)                                 34,563,115

Net asset value and offering price per share              $      10.79



                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1997
                                  (Unaudited)

Investment Income
Interest                                               $12,814,211
Dividends                                                6,975,332
                                                       -----------
  Total investment income                               19,789,543
                                                       -----------
Expenses
Investment advisory fee                                  3,010,700
Distribution fee--Class A                                  592,126
Distribution fee--Class B                                1,932,495
Financial agent                                            128,537
Transfer agent                                             539,383
Printing                                                    73,582
Custodian                                                   42,014
Registration                                                32,791
Professional                                                28,775
Trustees                                                    10,908
Miscellaneous                                               20,572
                                                       -----------
  Total expenses                                         6,411,883
                                                       -----------
Net investment income                                   13,377,660
                                                       -----------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                         71,441,837
Net realized loss on foreign currency transactions            (693)
Net change in unrealized appreciation (depreciation)
  on investments                                         5,210,129
                                                       -----------
Net gain on investments                                 76,651,273
                                                       -----------
Net increase in net assets resulting from
  operations                                           $90,028,933
                                                       ===========


                       See Notes to Financial Statements.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                                      Six Months
                                                                                        Ended
                                                                                   October 31, 1997       Year Ended
                                                                                     (Unaudited)        April 30, 1997
                                                                                   ------------------   -----------------
From Operations
 Net investment income                                                               $  13,377,660       $   29,735,468
 Net realized gain                                                                      71,441,144           57,966,956
 Net change in unrealized appreciation (depreciation)                                    5,210,129           (2,222,870)
                                                                                     -------------       --------------
 Increase in net assets resulting from operations                                       90,028,933           85,479,554
                                                                                     -------------       --------------
From Distributions to Shareholders
 Net investment income--Class A                                                         (8,808,922)         (18,481,864)
 Net investment income--Class B                                                         (5,743,722)         (12,058,093)
 Net realized gains--Class A                                                                    --          (39,142,002)
 Net realized gains--Class B                                                                    --          (31,924,691)
                                                                                     -------------       --------------
 Decrease in net assets from distributions to shareholders                             (14,552,644)        (101,606,650)
                                                                                     -------------       --------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,220,830 and 3,227,767 shares, respectively)           12,962,371           32,305,915
 Net asset value of shares issued from reinvestment of distributions
  (625,268 and 4,817,814 shares, respectively)                                           6,672,008           47,024,383
 Cost of shares repurchased (4,909,912 and 11,192,137 shares, respectively)            (52,178,809)        (112,400,718)
                                                                                     -------------       --------------
Total                                                                                  (32,544,430)         (33,070,420)
                                                                                     -------------       --------------
Class B
 Proceeds from sales of shares (915,537 and 2,616,679 shares, respectively)              9,709,270           26,139,385
 Net asset value of shares issued from reinvestment of distributions
  (401,781 and 3,430,811 shares, respectively)                                           4,293,890           33,531,068
 Cost of shares repurchased (4,334,746 and 7,729,516 shares, respectively)             (46,087,446)         (77,728,213)
                                                                                     -------------       --------------
Total                                                                                  (32,084,286)         (18,057,760)
                                                                                     -------------       --------------
 Decrease in net assets from share transactions                                        (64,628,716)         (51,128,180)
                                                                                     -------------       --------------
 Net increase (decrease) in net assets                                                  10,847,573          (67,255,276)
Net Assets
 Beginning of period                                                                   822,367,489          889,622,765
                                                                                     -------------       --------------
 End of period (including undistributed net investment income of $1,145,699 and
  $2,320,683, respectively)                                                          $ 833,215,062       $  822,367,489
                                                                                     =============       ==============


                       See Notes to Financial Statements.

Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)


                                                 Six Months                                    Class A
                                                   Ended          -----------------------------------------------------------------
                                                  10/31/97                               Year Ended April 30,
                                                (Unaudited)          1997         1996         1995         1994         1993
                                               -----------------  ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of period                $9.86          $10.08        $8.88        $9.33        $9.92         $9.13
Income from investment operations:
 Net investment income                               0.18 (1)        0.40         0.44         0.46         0.45          0.43(1)
 Net realized and unrealized gain (loss)             0.93            0.66         1.22         0.03        (0.08)         0.88
                                                 ------------      --------     --------     --------     --------      ----------
   Total from investment operations                  1.11            1.06         1.66         0.49         0.37          1.31
                                                 ------------      --------     --------     --------     --------      ----------
Less distributions:
 Dividends from net investment income               (0.20)          (0.40)       (0.42)       (0.45)       (0.44)        (0.44)
 Dividends from net realized gains                     --           (0.88)       (0.04)       (0.33)       (0.52)        (0.08)
 In excess of accumulated net realized gains           --              --           --        (0.16)          --            --
                                                 ------------      --------     --------     --------     --------      ----------
   Total distributions                              (0.20)          (1.28)       (0.46)       (0.94)       (0.96)        (0.52)
                                                 ------------      --------     --------     --------     --------      ----------
Change in net asset value                            0.91           (0.22)        1.20        (0.45)       (0.59)         0.79
                                                 ------------      --------     --------     --------     --------      ----------
Net asset value, end of period                     $10.77           $9.86       $10.08        $8.88        $9.33         $9.92
                                                 ============      ========     ========     ========     ========      ==========
Total return(2)                                     11.29%(4)       10.93%       19.01%        5.95%        3.38%        14.78%
Ratios/supplemental data:
 Net assets, end of period (thousands)           $460,388        $451,439     $493,454     $490,225     $524,855      $514,803
Ratio to average net assets of:
 Expenses                                            1.15%(3)        1.18%        1.18%        1.16%        1.23%         1.33%
 Net investment income                               3.45%(3)        3.82%        4.39%        5.07%        4.57%         4.60%
Portfolio turnover                                     64%(4)         111%         107%          90%          88%           44%
Average commission rate paid(5)                   $0.0551         $0.0515          N/A          N/A          N/A           N/A




                                                Six Months                                     Class B
                                                  Ended           -----------------------------------------------------------------
                                                 10/31/97                                Year Ended April 30,
                                               (Unaudited)           1997         1996         1995         1994         1993
                                              -----------------   ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of period               $9.87            $10.09        $8.88        $9.32     $   9.92      $   9.13
Income from investment operations:
 Net investment income                              0.14 (1)          0.31         0.36         0.39         0.38          0.25(1)
 Net realized and unrealized gain (loss)            0.94              0.67         1.23         0.04        (0.08)         1.00
                                                ------------      ---------    ---------    ---------    ---------     ----------
   Total from investment operations                 1.08              0.98         1.59         0.43         0.30          1.25
                                                ------------      ---------    ---------    ---------    ---------     ----------
Less distributions:
 Dividends from net investment income              (0.16)            (0.32)       (0.34)       (0.38)       (0.38)        (0.38)
 Dividends from net realized gains                    --             (0.88)       (0.04)       (0.33)       (0.52)        (0.08)
 In excess of accumulated net realized gains          --                --           --        (0.16)          --            --
                                                ------------      ---------    ---------    ---------    ---------     ----------
   Total distributions                             (0.16)            (1.20)       (0.38)       (0.87)       (0.90)        (0.46)
                                                ------------      ---------    ---------    ---------    ---------     ----------
Change in net asset value                           0.92             (0.22)        1.21        (0.44)       (0.60)         0.79
                                                ------------      ---------    ---------    ---------    ---------     ----------
Net asset value, end of period                    $10.79             $9.87       $10.09        $8.88     $   9.32      $   9.92
                                                ============      =========    =========    =========    =========     ==========
Total return(2)                                    10.96%(4)         10.05%       18.14%        5.23%        2.62%        14.09%
Ratios/supplemental data:
 Net assets, end of period (thousands)          $372,827          $370,929     $396,169     $386,515     $378,847      $217,432
Ratio to average net assets of:
 Expenses                                           1.90%(3)          1.93%        1.93%        1.91%        1.91%         2.03%
 Net investment income                              2.70%(3)          3.06%        3.64%        4.32%        3.98%         3.73%
Portfolio turnover                                    64%(4)           111%         107%          90%          88%           44%
Average commission rate paid(5)                  $0.0551           $0.0515          N/A          N/A          N/A           N/A


(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements.

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1997 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Income and Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.70% of the average daily net

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 1997 (Unaudited) (Continued)

assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $20,481 for Class A shares and deferred sales charges of $485,714 for Class B shares for the six months ended October 31, 1997. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1997, $1,632,321 was retained by the Distributor, $859,164 was paid out to unaffiliated participants and $33,136 was paid to W.S. Griffith, an indirect subsidiary of PHL.

     As Financial Agent of the Fund, PEPCO receives a fee for bookkeeping, administration and pricing services at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1997, transfer agent fees were $539,383 of which PEPCO retained $223,319 which is net of fees paid to State Street.

     At October 31, 1997, PHL and affiliates held 122 Class A shares and 17 Class B shares of the Fund with a combined value of $1,500.

3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities, excluding short-term securities, for the six months ended October 31, 1997, aggregated $514,616,490 and $620,540,475, including $97,750,351 and $67,472,520 of U.S. Government and
Agency securities, respectively.

4. CAPITAL LOSS CARRYOVERS

     Under current tax law, capital losses realized after October 31, 1996 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1997, the Fund deferred foreign currency losses of $38,947.





This report is not authorized for distribution to prospective investors in the Phoenix Income & Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX INCOME AND GROWTH FUND

101 Munson Street
Greenfield, Massachusetts 01301


Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.


Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
John M. Hamlin, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


Investment Adviser

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200


Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101


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[BACK COVER]


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Phoenix Funds                                               BULK RATE MAIL
PO Box 2200                                                  U.S. POSTAGE
Enfield CT 06083-2200                                           PAID
                                                            SPRINGFIELD, MA
                                                            PERMIT NO. 444
                                                          -------------------







[LOGO] PHOENIX
       DUFF & PHELPS










PDP 661 (12/97)